Pension And Other Postretirement Benefits (Narrative) (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($)	Dec. 31, 2015	Dec. 31, 2014 USD ($) employee	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Postretirement health care benefits and related unfunded obligation			$ 748,421	$ 650,713	$ 763,600
Noncurrent liabilities			91,182	89,127
Accumulated benefit obligation in excess of plan assets			77,089	76,462
Net loss (gain) arising during period			58,439	(128,960)
Pension asset actuarial gain			32,300
Pension liability actuarial loss			90,700
Pension liability actuarial loss, change in discount rate			73,400
Pension liability actuarial loss, adoption of new mortality table			19,400
Amount included in regulatory assets and liabilities			$ 211,592	162,863
Minimum percentage of unrecognized net loss over benefit obligation or assets in order to be amortized			10.00%
Amortization period of unrecognized loss			9 years 9 months
Benefit obligation			$ 748,421	650,713
Plan assets			657,239	561,586
Benefit obligation in excess of plan assets	$ 64,463		91,182	89,127		$ 62,743
Unfunded status of plan			$ 91,200
Expected return on plan assets			7.00%
Effect of 25 basis point increase in discount rate on pension expense			$ 1,700
Effect of 25 basis point decrease in discount rate on pension expense			1,700
Effect of 100 basis point increase in expected return on plan assets on pension expense			6,700
Effect of 100 basis point decrease in expected return on plan assets on pension expense			6,700
Amortization of net losses from regulatory assets			13,900
Amortization of net periodic benefit cost from regulatory assets			4,900
Employer contributions	25,000		54,109	49,702	$ 48,300
Funding target liability shortfall			$ 19,000
Period to be funded			7 years
Normal service cost			$ 7,800
Plan expenses			3,000
Required funding in next fiscal year			25,000
Pension expense			$ 32,600	$ 51,000
Percentage of employee's base compensation matched			6.00%
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Postretirement health care benefits and related unfunded obligation			$ 5,400			5,700
Accumulated benefit obligation in excess of plan assets			76,000
Benefit obligation in excess of plan assets			$ 90,100
Discount rate			4.92%	3.80%	4.56%
Expected return on plan assets			7.00%	7.25%	7.50%
Amortization of net losses from regulatory assets			$ 13,800
Amortization of net periodic benefit cost from regulatory assets			$ 4,900
Percentage of employees covered by the plan			86.00%
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of plan participants | employee			25
Accumulated benefit obligation in excess of plan assets			$ 1,100
Benefit obligation in excess of plan assets			$ 1,100
Discount rate			4.64%	3.41%	4.37%
Expected return on plan assets			7.00%	7.25%	7.50%
Amortization of net losses from regulatory assets			$ 100
Amortization of net periodic benefit cost from regulatory assets			$ 0
Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of plan participants, active | employee			175
Number of plan participants, retired | employee			38
Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Postretirement health care benefits and related unfunded obligation			$ 748,421	$ 650,713	$ 763,600
Noncurrent liabilities			91,182	89,127
Accumulated benefit obligation in excess of plan assets			77,089	76,462
Net loss (gain) arising during period			58,439	(128,960)
Pension asset actuarial gain			32,300
Pension liability actuarial loss			90,700
Pension liability actuarial loss, change in discount rate			73,400
Pension liability actuarial loss, adoption of new mortality table			19,400
Amount included in regulatory assets and liabilities			$ 211,592	162,863
Minimum percentage of unrecognized net loss over benefit obligation or assets in order to be amortized			10.00%
Amortization period of unrecognized loss			9 years 9 months
Benefit obligation			$ 748,421	650,713
Plan assets			657,239	561,586
Benefit obligation in excess of plan assets	64,463		91,182	89,127		62,743
Unfunded status of plan			$ (91,200)
Expected return on plan assets			7.00%
Effect of 25 basis point increase in discount rate on pension expense			$ (1,700)
Effect of 25 basis point decrease in discount rate on pension expense			1,700
Effect of 100 basis point increase in expected return on plan assets on pension expense			(6,700)
Effect of 100 basis point decrease in expected return on plan assets on pension expense			6,700
Amortization of net losses from regulatory assets			13,900
Amortization of net periodic benefit cost from regulatory assets			4,900
Employer contributions	$ 25,000		54,109	49,702	$ 48,300
Funding target liability shortfall			$ 19,000
Period to be funded			7 years
Normal service cost			$ 7,800
Plan expenses			3,000
Required funding in next fiscal year			25,000
Pension expense			$ 32,600	$ 51,000
Percentage of employee's base compensation matched			6.00%
Indianapolis Power And Light Company [Member] | Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Postretirement health care benefits and related unfunded obligation			$ 5,400			$ 5,700
Accumulated benefit obligation in excess of plan assets			76,000
Benefit obligation in excess of plan assets			$ 90,100
Discount rate			4.92%	3.80%	4.56%
Expected return on plan assets			7.00%	7.25%	7.50%
Amortization of net losses from regulatory assets			$ 13,800
Amortization of net periodic benefit cost from regulatory assets			$ 4,900
Percentage of employees covered by the plan			86.00%
Indianapolis Power And Light Company [Member] | Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of plan participants | employee			25
Accumulated benefit obligation in excess of plan assets			$ 1,100
Benefit obligation in excess of plan assets			$ 1,100
Discount rate			4.64%	3.41%	4.37%
Expected return on plan assets			7.00%	7.25%	7.50%
Amortization of net losses from regulatory assets			$ 100
Amortization of net periodic benefit cost from regulatory assets			$ 0
Indianapolis Power And Light Company [Member] | Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of plan participants, active | employee			175
Number of plan participants, retired | employee			38
Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets		6.75%
Subsequent Event [Member] | Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		4.06%
Subsequent Event [Member] | Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		3.82%
Subsequent Event [Member] | Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets		6.75%
Subsequent Event [Member] | Indianapolis Power And Light Company [Member] | Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		4.06%
Subsequent Event [Member] | Indianapolis Power And Light Company [Member] | Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		3.82%
Thrift Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan			86.00%
Defined contribution plan contributions			$ 3,000	$ 3,000	$ 2,900
Thrift Plan [Member] | Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan			86.00%
Defined contribution plan contributions			$ 3,000	3,000	2,900
Retirement Savings Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan			14.00%
Defined contribution plan contributions			$ 1,500	1,800	2,200
Percentage of employee's base compensation matched			5.00%
Retirement Savings Plan [Member] | Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan			14.00%
Defined contribution plan contributions			$ 1,500	$ 1,800	$ 2,200
Percentage of employee's base compensation matched			5.00%